UNITED STATES

            SECURITIES AND EXCHANGE COMMISION

                 Washington, D.C.  20549



                       FORM 13F


                  FORM 13F COVER PAGE


Report for Quarter Ended: June 30, 2012


Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:                    Insight 2811, Inc.
Address:                 755 W. Big Beaver Rd.
                         Suite 1275
                         Troy, MI 48084

13F File Number: 28-11441


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Arthur E. Zaske
Title: Chief Compliance Officer
Phone: 248-687-7200


Signature, Place, and Date of Signing:

Arthur Zaske   Troy, Michigan    Wednesday, August 15, 2012


Report Type  (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

Signature, Place, and Date of Signing:

                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry: 76

Form 13F Information Table Value: 115,231 (x1000)

List of Other Included Managers: None

                                   TITLE                 VALUE  SHARES/   SH/  PUT/ INVEST  OTHER  VOTING AUTH.
NAME OF ISSUER                   OF CLASS       CUSIP   (x1000) PRN AMT   PRN  CALL DISCRT  MGRS   SOLE SHARED NONE
-------------------------------- ----------  ---------  ------- -------  ----  ----- ------- ----- ----- ----- ----
3 D Systems Corp               COM          88554D205        410      12000 SH        SOLE           12000
Abbott Labs Com                COM          2824100          295       4575 SH        SOLE            4575
American Express Co            COM          025816109        616      10585 SH        SOLE           10585
Amex Utilities Select          COM          81369Y866       3867     104554 SH        SOLE          104554
Anadigics Inc                  COM          032515108        144      80000 SH        SOLE           80000
Arch Capital Group             COM          G0450A105        958      24130 SH        SOLE           24130
Ashland Inc                    COM          044209104       1386      20000 SH        SOLE           20000
Beam Inc Com                   COM          073730103       2370      37926 SH        SOLE           37926
Beazer Homes Inc               COM          07556Q105        325     100000 SH        SOLE          100000
Berkshire Hathaway Inc-        COM          084670108        250       3000 SH        SOLE            3000
Boeing Co                      COM          097023105        940      12648 SH        SOLE           12648
Calamos Convertible            COM          128117108        165      13365 SH        SOLE           13365
Centurylink                    COM          156700106       3578      90616 SH        SOLE           90616
Cerner Corp                    COM          156782104        795       9619 SH        SOLE            9619
Chevron Corp                   COM          166764100       1003       9506 SH        SOLE            9506
Cisco Sys Inc Com              COM          17275R102        186      10805 SH        SOLE           10805
Consolidated Edison NY         COM          209115104        989      15899 SH        SOLE           15899
CVS/Caremark Corp              COM          126650100        928      19865 SH        SOLE           19865
Dassault Systemes ADR          COM          237545108        652       6924 SH        SOLE            6924
Davita Inc                     COM          23918K108        878       8941 SH        SOLE            8941
Deere & Co Com                 COM          244199105        720       8907 SH        SOLE            8907
Diageo PLC                     COM          25243Q205        694       6731 SH        SOLE            6731
Dow Chem Co Com                COM          260543103        712      22612 SH        SOLE           22612
Eaton Vance Limited            COM          27828H105       3763     230855 SH        SOLE          230855
Ecolab                         COM          278865100        879      12825 SH        SOLE           12825
Entegris                       COM          29362U104        273      32000 SH        SOLE           32000
Exxon Mobil Corp Com           COM          30231G102       1385      16188 SH        SOLE           16188
Fortune Brands Home &          COM          34964c106        845      37926 SH        SOLE           37926
Gladstone Investment           COM          376546107        360      48700 SH        SOLE           48700
GP Strategies Corp             COM          36225V104        554      30000 SH        SOLE           30000
Headwaters Inc                 COM          42210p102        566     110000 SH        SOLE          110000
Honeywell International        COM          438516106        711      12734 SH        SOLE           12734
Intel Corp Com                 COM          458140100        787      29548 SH        SOLE           29548
Intl Business Machines         COM          459200101       1072       5481 SH        SOLE            5481
Invesco Van Kampen             COM          46132R104       3412     290860 SH        SOLE          290860
Invesco Van Kampen             COM          46131H107         68      13970 SH        SOLE           13970
IShares 1-3 Year               COM          464287457       1249      14800 SH        SOLE           14800
IShares DJ US Home             COM          464288752        990      58895 SH        SOLE           58895
IShares Intermediate           COM          464287242        491       4494 SH        SOLE            4494
IShares Lehman                 COM          464288638       2132      17815 SH        SOLE           17815
IShares Msci Eafe Index        COM          464287176       2043      40897 SH        SOLE           40897
IShares Msci Japan Fund        COM          464287465        149      15861 SH        SOLE           15861
IShares Russell 1000           COM          464286848      16373     258938 SH        SOLE          258938
IShares Russell 1000           COM          464287614       1282      18797 SH        SOLE           18797
IShares Russell 2000           COM          464287598       2800      30610 SH        SOLE           30610
IShares Russell 2000           COM          464287655       1345      19109 SH        SOLE           19109
IShares Russell Midcap         COM          464287648      15690     265085 SH        SOLE          265085
IShares Russell Midcap         COM          464287630       1218      26288 SH        SOLE           26288
Johnson & Johnson Com          COM          478160104        422       6252 SH        SOLE            6252
JPMorgan Alerian MLP           COM          46625H100       3051      78712 SH        SOLE           78712
Kronos Worldwide               COM          50105F105        513      32472 SH        SOLE           32472
Main Street Capital            COM          56035L104        339      14000 SH        SOLE           14000
Marsh & Mclennan Cos           COM          571748102        653      20259 SH        SOLE           20259
Merck & Co Inc Com             COM          58933Y105        355       8492 SH        SOLE            8492
Microsoft Corp Com             COM          594918104       1048      34257 SH        SOLE           34257
National Financial             COM          67059L102        268      20000 SH        SOLE           20000
Pepsico Inc Com                COM          713448108        255       3610 SH        SOLE            3610
Permian Basin Royalty          COM          714236106       3019     170154 SH        SOLE          170154
Pfizer Inc                     COM          717081103       1077      46844 SH        SOLE           46844
Pimco 1-5 Year US Tips         COM          72201R205       3340      62610 SH        SOLE           62610
Powershares Global             COM          73935X195       2970     335988 SH        SOLE          335988
Prologis Inc                   COM          743410102       3354     100932 SH        SOLE          100932
Qualcom Inc                    COM          747525103        702      12605 SH        SOLE           12605
Royal Bank CDA                 COM          780087102        718      14021 SH        SOLE           14021
Schlumberger Ltd Com           COM          798241105        643       9912 SH        SOLE            9912
Seadrill LTD                   COM          G7945E105        399      11220 SH        SOLE           11220
Seaspan                        COM          Y756381098       390      22500 SH        SOLE           22500
SPDR Barclays Capital          COM          78462F103       1150      25098 SH        SOLE           25098
Starbucks Corp                 COM          855244109       1655      31033 SH        SOLE           31033
Tortoise Energy                COM          89147L100        972      24373 SH        SOLE           24373
Tractor Supply Company         COM          892356106       1435      17278 SH        SOLE           17278
Transcanada Corp               COM          89353D107        604      14411 SH        SOLE           14411
Velocity Shares INV VIX        COM          22542D795       1018      90478 SH        SOLE           90478
VMware Inc - Class A           COM          928563402       1039      11417 SH        SOLE           11417
Westport Innovations Inc       COM          960908309        368      10000 SH        SOLE           10000
Yasheng Group                  COM          98508U104        176     303944 SH        SOLE          303944